Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Commitments and Contingencies

14.                               Commitments and Contingencies

(a)                                 Operating Lease Commitments

The Company leases production plant and laboratory under operating leases from its related parties (note 12 (b)). Rental expense amounted to $805, $823, and $847 for the years ended December 31, 2011, 2012 and 2013, respectively.

Minimum future rental payments under operating leases to related parties for the years ending December 31 are as follows:

2014	847
2015	847
2016	847
2017	847
2018	847
Thereafter	4,468
Total minimum future payments	$8,703

(b)                                 Other Commitments

In addition to commitments disclosed in note 22, commitments related to R&D expenditures are $181 as at December 31, 2013.

Commitments related to capital expenditures are approximately $1,400 as at December 31, 2013.